Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash flows used in operating activities
Net loss from continuing operations	$ (5,198)	$ (36,439)
Items not affecting cash:
Depreciation	22	20
Share-based compensation	506	678
Loss from equity investee	175	215
Interest expense	307	287
Income tax expense (recovery)	0	(72)
Gain on sale of mining property interest	(353)	0
Unrealized loss on held-for-trading investments	73	0
Unrealized foreign exchange losses (gains)	249	(1,471)
Loss on the Arrangement	0	33,627
Deferred revenue finance costs	2,985	0
Other	(9)	11
Cash Flows From Used In Operations Before Changes In Working Capital	(1,243)	(3,144)
Changes in non-cash operating working capital:
Decrease (increase) in receivables and prepaid expenses	333	(351)
Increase in other assets	0	(3)
Increase (decrease) in accounts payable and accruals	133	(102)
Discontinued operations	0	604
CashFlowsFromUsedInOperatingActivities	(777)	(2,996)
Cash flows used in investing activities
Net cash outflow on sale of mining property interest	(120)	0
Purchase of equipment	(6)	(100)
Cash paid in connection with the Arrangement	0	(8,843)
Cash Flows From Used In Investing Activities	(126)	(8,943)
Cash flows from financing activities
Proceeds from issuance of common shares – private placement	0	5,038
Proceeds from issuance of common shares – share options	165	199
Cash Flows From Used In Financing Activities	165	5,237
Decrease in cash and cash equivalents	(738)	(6,702)
Cash and cash equivalents - beginning of year	7,068	13,391
Effect of exchange rate changes on cash and cash equivalents	(176)	379
Cash and cash equivalents - end of year	$ 6,154	$ 7,068